Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized as property, plant and equipment	$ 900
Impairment of property, plant and equipment		3,806
Insurance claim for equipment damaged from mining operations		800
Right-of-use assets		900
Property plant and equipment	190,389	96,442
Property purchase option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	9,300
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	31,300
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Final option payment	$ 750
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		3,700
Assets held for sale		10,600
Fair value of assets		6,900
Cosala Operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		100
Galena Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		300
Corporate and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 500